Investments in joint ventures (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Accumulated losses of joint ventures	$50,270	$59,630

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Financial Statement Information of Joint Ventures [Table Text Block]
The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
(in thousands of U.S. dollars)	2015	2014	2015	2014
Time charter revenues	$22,281	$20,201	$42,618	$40,699
Total revenues	$22,281	$20,201	$42,618	$40,699
Operating expenses	(6,317)	(3,778)	(10,586)	(8,067)
Depreciation and amortization	(4,772)	(4,730)	(9,279)	(9,454)
Operating income	11,192	11,693	22,753	23,178
Unrealized gain (loss) on derivative instruments	19,742	(7,510)	11,878	(13,818)
Other financial expense, net	(8,126)	(8,587)	(16,220)	(17,259)
Net income (loss)	$22,808	$(4,405)	$18,411	$(7,900)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	11,404	(2,203)	9,206	(3,950)
Eliminations	77	78	153	154
Equity in earnings (losses) of joint ventures	$11,481	$(2,125)	$9,359	$(3,796)

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Cash and cash equivalents	$11,302	$10,719
Other current assets	3,231	3,317
Total current assets	14,533	14,036
Restricted cash	25,104	25,104
Vessels, net of accumulated depreciation	593,536	577,897
Other long-term assets	1,994	2,174
Total long-term assets	620,634	605,175
Current portion of long-term debt	21,420	20,768
Amounts and loans due to owners and affiliates	13,937	14,516
Derivative financial instruments	23,123	23,887
Other current liabilities	22,631	8,278
Total current liabilities	81,111	67,449
Long-term debt	490,493	501,369
Loans due to owners and affiliates	19,463	24,575
Derivate financial liabilities	90,795	101,910
Other long-term liabilities	35,599	24,612
Total long-term liabilities	636,350	652,466
Net liabilities	$(82,294)	$(100,704)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(41,147)	(50,352)
Eliminations	(9,123)	(9,278)
Accumulated losses of joint ventures	$(50,270)	$(59,630)